Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Valuation and Qualifying Accounts [Table Text Block]
	Balance at	Charged/	Charged to	Deductions	Balance
	beginning	(credited)	other	from	at end
	of period	to income	accounts	reserve	of period
Year-ended March 31, 2022:
Allowance for doubtful accounts	$339	$(291)		(6)(a)	$54
Income tax valuation allowance	$4,674	$(743)	$-	$-	$3,931

Year-ended March 31, 2021:
Allowance for doubtful accounts	$1,598	$(1,304)		(45)(a)	$339
Income tax valuation allowance	$4,473	$201	$-	$-	$4,674